Lease prepayments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Lease Prepayments [Abstract]
Disclosure of detailed information about lease prepayments [Text Block]
	March 31, 2018	March 31, 2017
Towards land and buildings*	1,344,845	1,017,623
	1,344,845	1,017,623

* Includes ₹ 1,321,247 (March 2017:₹ 988,599) paid for acquiring leasehold rights of land for construction of Data Centers.